Cover	Oct. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2025
Entity File Number	0-53482
Entity Registrant Name	TEXAS MINERAL RESOURCES CORP.
Entity Central Index Key	0001445942
Entity Tax Identification Number	87-0294969
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	527 21st Street #44
Entity Address, City or Town	Galveston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77550
City Area Code	(915)
Local Phone Number	369-2133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false